Earnings Per Share	6 Months Ended
Jul. 31, 2013
Earnings Per Share [Text Block]

3.         Earnings Per Share

Earnings or loss per share (“EPS”) is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted EPS is computed by dividing net income (loss) by the weighted-average of all potentially dilutive shares of common stock that were outstanding during the periods presented.

The treasury stock method is used in calculating diluted EPS for potentially dilutive stock options and share purchase warrants, which assumes that any proceeds received from the exercise of in-the-money stock options and share purchase warrants, would be used to purchase common shares at the average market price for the period. Because the Company is in a net loss position, it has excluded stock options and warrants from the calculation of diluted net loss per share because their effect is anti-dilutive for all periods presented.

EPS for convertible debt is calculated under the “if-converted” method. Under the if converted method, EPS is calculated as the more dilutive of EPS (i) including all interest (both cash interest and non-cash discount amortization) and excluding all shares underlying the Notes or; (ii) excluding all interest (both cash interest and non-cash discount amortization) and including all shares underlying the convertible debt. For the three and six months ended July 31, 2013 and 2012, diluted EPS was calculated by including interest expense related to the convertible debt and excluding the shares underlying the convertible debt, as their effect is anti-dilutive.

Net loss per share was determined as follows:

	Three months ended July 31,		Six months ended July 31,
	2013	2012	2013	2012
Numerator
Net loss	$(2,037,286)	$(239,594)	$(2,680,720)	$(412,680)
Less: Shareholder dividend	-	-	(239,680)	-
	$(2,037,286)	$(239,594)	$(2,920,400)	$(412,680)
Denominator
Weighted average common shares outstanding	31,063,239	13,377,704	30,021,276	13,201,269

Basic and diluted net loss per share	$(0.07)	$(0.02)	$(0.10)	$(0.03)

Anti-dilutive securities not included in diluted loss per share relating to:
Warrants and options outstanding	5,776,946	1,499,506	5,776,946	1,499,506
Convertible debt	1,925,928	-	1,925,928	-
	7,702,874	1,499,506	7,702,874	1,499,506